Segment Reporting (Details) - Schedule of segment reporting - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business conducted by Adrie and is subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	$ 75,280	$ 452,733
Commission and fee income on guarantee services, net
Total interest and fee income	20,601	2,784,052
Interest expenses		(2,218,815)
Provision for loan losses		(2,244,601)
Net (loss) income from operation	95,881	(1,226,631)
Depreciation	(376)	(12,882)
Capital expenditures		(833)
Income tax recovery (expense)	(6,734)	(185,762)
Segment (loss) profit from continuing operations	(762,041)	(2,729,212)
Segment assets	9,990,995	3,113,525
Business conducted by Lixin Cayman and its subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	2,057,400	178,407
Commission and fee income on guarantee services, net	285,606	3,789
Total interest and fee income	2,459,235	98,776
Interest expenses
Provision for loan losses
Net (loss) income from operation	4,802,241	280,972
Depreciation	(39,951)	(2,302)
Capital expenditures
Income tax recovery (expense)	236,467	(58,979)
Segment (loss) profit from continuing operations	1,860,683	172,102
Segment assets	57,712,165	52,275,757
Total [Member]
Segment Reporting Information [Line Items]
Net revenues of services	2,132,680	631,140
Commission and fee income on guarantee services, net	285,606	3,789
Total interest and fee income	2,479,836	2,882,828
Interest expenses		(2,218,815)
Provision for loan losses		(2,244,601)
Net (loss) income from operation	4,898,122	(945,659)
Depreciation	(40,327)	(15,184)
Capital expenditures		(833)
Income tax recovery (expense)	229,733	(244,741)
Segment (loss) profit from continuing operations	1,098,642	(2,557,110)
Segment assets	$ 67,703,161	$ 55,389,282